UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22875

The 504 Fund

(Exact name of registrant as specified in charter)

1741 Tiburon Drive

Wilmington, North Carolina 28403

(Address of principal executive offices) (Zip code)

Robert O. Judge

The 504 Fund

1741 Tiburon Drive

Wilmington, North Carolina 28403

(Name and address of agent for service)

Registrant's telephone number, including area code: (910) 247-4880

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

 ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The 504 Fund

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

Description, State*, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
504 First Lien Loans – 82.85%

Hospitality Properties – 15.11%
McDonough Hospitality Plaza, LLC, Georgia, 12/14/2016(a)	6.500% (6.500% Fixed)	5.250%^	9/5/2024	$4,502,430	$4,500,000	$4,389,525
Moses Lake Investors, LLC, Washington, 9/18/2014(a) (b)	Prime + 2.250% (5.500% Floor)	7.250%	10/1/2039	957,716	923,036	956,495
Vaibhav Laxmi, Inc., Illinois, 8/14/2015(a)	5 Year Libor + 4.750% (6.500% Floor)	6.000%^	9/1/2026	1,608,882	1,608,790	1,582,245
Total Hospitality Properties						6,928,265

Multi-Purpose Properties – 67.74%
1250 Philadelphia, LLC, California, 10/3/2014(a)	5 Year Libor + 4.000% (5.930% Floor)	5.930%	10/15/2039	2,442,463	2,356,204	2,384,361
413 East 53rd Street, LLC, New York, 2/4/2014(a)	3 Year Libor + 4.170% (4.950% Floor)	6.187%	2/1/2044	1,635,557	1,609,782	1,644,441
7410-7428 Bellaire, LLC, California, 8/22/2014(a)	5 Year Libor + 4.000% (5.780% Floor)	5.780%	9/15/2039	2,337,231	2,255,268	1,916,324
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015(a)	3 Year Libor + 4.000% (5.125% Floor)	6.836%	5/1/2040	324,280	310,302	310,308
AKT Elevon Partners, LLC, California, 9/17/2015(a)	5 Year Libor + 3.880% (5.700% Floor)	4.970%^	10/1/2045	4,125,283	4,127,727	4,011,614
Anthony Ghostine, Kristina J. Ghostine, California, 12/1/2014(a)	3 Year Libor + 5.150% (6.300% Floor)	6.020%^	12/1/2044	346,445	346,445	340,064
BT Vineland, LLC, California, 1/5/2015(a)	3 Year Libor + 5.400% (6.740% Floor)	6.162%^	1/1/2045	911,679	912,167	899,679
CBERT Rifle, LLC, Colorado, 7/23/2015(a)	5 Year Libor + 4.250% (5.147% Floor)	6.081%	9/1/2037	1,329,542	1,291,617	1,285,934
CBERT Williston, LLC, North Dakota, 9/18/2015(a)	5 Year Libor + 4.250% (5.132% Floor)	6.450%	1/1/2038	1,221,144	1,184,563	776,599
CV Investment Properties, LLC, Arizona, 5/29/2014(a)	5 Year Libor + 4.750% (6.000% Floor)	6.270%	10/30/2038	621,797	592,223	611,980
Greenland Group US, LLC, New Jersey, 6/25/2014(a)	6.375% (6.375% Floor)	6.380%	2/1/2037	142,331	135,587	135,961
Grigorian Investments, LLC, California, 9/2/2014(a)	5 Year Libor +4.500% (6.330% Floor)	6.330%	9/15/2039	519,785	505,245	507,584
Marcus D. Chu, Tracey Chu, California, 3/13/2015(a)	5 Year Libor + 4.750% (6.586% Floor)	6.586%	3/10/2040	1,742,227	1,662,406	1,677,933
Mariano D. Cibran, Florida, 5/23/2016(a)	3 Year Libor + 5.160% (6.160% Floor)	6.240%	6/1/2046	1,283,369	1,242,281	1,259,188
Palomar Oaks Corp., California, 1/30/2014(a)	5 Year Libor + 4.500% (6.280% Floor)	6.280%	2/1/2039	1,276,474	1,254,872	1,251,961

The 504 Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018 (Unaudited)

Description, State*, Acquisition Date	Stated Interest Rate	Effective Interest Rate	Maturity	Cost	Principal	Fair Value
504 FIRST LIEN LOANS (Continued)
Multi-Purpose Properties (Continued)
Rayr Holdings, LLC, California, 7/31/2015(a)	3 Year Libor + 5.775% (7.025% Floor)	8.628%	7/1/2045	$939,998	$895,588	$907,329
Ruby View Investments, LLC, Nevada, 5/15/2014(a)	5 Year Libor + 4.000% (6.500% Floor)	6.500%	6/26/2037	2,009,996	1,923,951	1,909,983
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014(a)	Prime + 2.250% (5.500% Floor)	6.120%	2/15/2044	656,292	656,292	664,069
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016(a)	1 Month Libor + 4.500%	6.620%	9/12/2023	651,133	643,913	659,669
Shiv Shakti Investments, LLC, Georgia, 6/20/2017(a)	6.500% (6.500% Fixed)	5.250%^	12/15/2024	1,753,160	1,750,000	1,711,657
South Washington Street Realty, LLC, Indiana, 7/21/2016(a)	3 Year Libor + 5.160% (5.910% Floor)	6.035%	7/1/2046	301,228	291,036	292,311
Stanley Avenue Realty, LLC, New York, 9/17/2014(a)	4 Year Libor + 3.720% (5.370% Floor)	6.073%	9/15/2044	1,829,435	1,829,369	1,826,716
Storage Fit, LLC, Texas, 2/12/2015(a)	5 Year Libor + 5.750% (7.390% Floor)	5.140%^	3/1/2045	405,991	406,324	399,839
Watson Kellogg Property, LLC, Idaho, 2/9/2015(a)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	640,208	613,645	616,658
Watson Osburn Property, LLC, Idaho, 2/9/2015(a)	5 Year Libor + 4.250% (5.700% Floor)	5.880%	6/1/2040	512,211	490,180	492,704
Watson RathDrum Property, LLC, Idaho, 2/9/2015(a)	5 Year Libor + 4.250% (5.700% Floor)	5.920%	6/1/2040	1,339,826	1,288,183	1,294,508
ZC Park, LLC, Arizona, 10/17/2014(a)	5 Year Libor + 4.000% (5.880% Floor)	5.880%	10/15/2044	1,336,475	1,276,872	1,284,061
Total Multi-Purpose Properties						31,073,435
Total 504 First Lien Loans (identified cost of $39,704,588)						$38,001,700

	Shares	Fair Value
Short-Term Investments – 16.97%
Morgan Stanley Liquidity Fund - Institutional Class, 1.93%(c)	7,784,783	$7,784,783

Total Short-Term Investments (Cost $7,784,783)		7,784,783

Total Investments – 99.82% (Cost $47,489,371 )		45,786,483
Other Assets in Excess of Liabilities – 0.18%		82,871

Total Net Assets –100.00%		$45,869,354

The 504 Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

September 30, 2018 (Unaudited)

*	The states listed correspond to the location of the underlying collateral of the 504 First Lien Loan, which may differ from the location of the borrower.
^	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.
(a)	504 First Lien Loans are restricted as to resale. The cost and fair value as of September 30, 2018 was $39,704,588 and $38,001,700, respectively. Fair value is determined using significant unobservable inputs.
(b)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.
(c)	The rate shown is the annualized 7-day yield as of September 30, 2018.

 See accompanying Notes to Schedule of Investments.

Investment Valuation – Investments for which market quotations are readily available are valued at current fair value, and all other investments are valued at fair value as determined in good faith by the Board of Trustees (the “Board”) of The 504 Fund (the “Fund”) in accordance with the policies and procedures (the “Valuation Procedures”) adopted by the Board. The Board has a standing valuation committee (the “Valuation Committee”) that is composed of members of the Adviser, the Board chairman and the Fund’s other officers, as appointed by the Board. The Valuation Committee operates under the Valuation Procedures approved by the Board. The Fund’s Valuation Committee makes quarterly reports to the Board concerning investments for which market quotations are not readily available. Investments in money market funds (short term investments) are valued at the closing NAV per share.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Hospitality Properties	$-	$-	$6,928,265	$6,928,265
Multi-purpose Properties	-	-	31,073,435	31,073,435
Short-Term Investment	7,784,783	-	-	7,784,783
Total	$7,784,783	$-	$38,001,700	$45,786,483

*	For the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of June 30, 2018	Purchase and funding of investments	Proceeds from principal payments*	Net realized gain on investments	Net change in unrealized depreciation on investments	Amortization of discount and premium	Balance as of September 30, 2018
Hospitality Properties[1]	$6,977,959	$-	$(9,373)	$-	$(40,137)	$(184)	$6,928,265
Multi-Purpose Properties[2]	32,283,494	-	(1,147,711)	-	(57,700)	(4,648)	31,073,435
Total Investments	$39,261,453	$-	$(1,157,084)	$-	$(97,837)	$(4,832)	$38,001,700

*	Inclusive of net realized paydown losses.
[1]	Change in unrealized depreciation from Hospitality Properties held at September 30, 2018 is ($40,137).
[2]	Change in unrealized depreciation from Multi-Purpose Properties held at September 30, 2018 is ($72,927).

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of September 30, 2018:

Type of Level 3 Investment	Fair Value as of September 30, 2018	Valuation Technique	Unobservable Inputs	Weighted Average	Range	Impact to Fair Value from an Increase in Input
Hospitality Properties	$6,928,265	Discounted Cash Flows	Purchase Price	$100.53	$100 - 104	Decrease**
			Debt Service Coverage Ratio	1.44	1.25 - 2.03	N/A*
			Effective Loan to Value Ratio	45.60%	42% - 53%	Decrease
			Average Personal Credit Score	732	687-761	N/A*

Multi-Purpose Properties	$31,073,435	Discounted Cash Flows	Purchase Price	$102.60	$100 - 105	Decrease**
			Debt Service Coverage Ratio	1.59	0.78 - 4.88	N/A*
			Effective Loan to Value Ratio	54.14%	39% - 119%	Decrease
			Average Personal Credit Score	758	685 - 819	N/A*

Total Level 3 Investments	$38,001,700

*	A decrease in the input would result in a decrease in fair value.
**	An increase in the spread from the Fund's purchase price to the benchmark utilized within the fair value methodology would result in a decrease in fair value

Federal Income Taxes

At September 30, 2018, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$47,489,371

Gross unrealized appreciation	$25,197
Gross unrealized depreciation	(1,728,085)

Net unrealized appreciation/(depreciation) on investments	$(1,702,888)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 504 Fund

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert O. Judge
Robert O. Judge, President
(principal executive officer)

Date	November 20, 2018

By (Signature and Title)	/s/ Dean Pelos
Dean Pelos, Chief Compliance Officer
(principal financial officer)

Date	November 20, 2018